Loan receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Loan receivables, net
Schedule of loan receivables

	December 31,
	2025	2024
Loan receivables, gross
Personal loans	$6,300	$6,988
Corporate loans	6,431	12,092
Subtotal	12,731	19,080
Provision for loan losses (Note 20)	(5,038)	(5,491)
Total loan receivables, net	$7,693	$13,589
Less: classified as non-current loan receivables, net	(1,796)	(977)
Total current loan receivables, net	$5,897	$12,612

Schedule of loan receivables maturity analysis

For the year ending December 31,	Amount
2026	$5,897
2027	1,476
2028 and thereafter	320
Total loans	7,693

Schedule of aging of loan receivables

	December 31,
	2025	2024
1‑89 days past due	$1,684	$871
90‑179 days past due	1,158	—
180‑365 days past due	—	—
Over 1 year past due *	723	27
Total past due	$3,565	$898
Loans without overdue	4,128	12,691
Total loans, net	$7,693	$13,589
*

As of December 31, 2025 and 2024, the Company had loan receivables of $5,731 and $1,565 as aging over 1 year past due. A provision of $5,008 and $1,538 were charged to aging over 1 year past due for the year ended December 31, 2025 and 2024.

Schedule of Company's loan portfolio by categories

	December 31,
	2025	2024
Installment loan to individual	$2,617	$207
Real estate backed loan	2,680	2,616
Commercial loan	896	9,267
Securities backed loan	1,500	1,499
Total loans, net	$7,693	$13,589